INTELLECTUAL PROPERTY (Details Textual) (USD $)	12 Months Ended		48 Months Ended	121 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013
Intellectual Property [Line Items]
Amortization of Intangible Assets	$ 17,000	$ 17,000
Payments To Acquire Intangible Assets	0	0	212,000	194,000
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	17,000			17,000
Finite-Lived Intangible Assets, Amortization Expense, Year Two	17,000			17,000
Finite-Lived Intangible Assets, Amortization Expense, Year Three	17,000			17,000
Finite-Lived Intangible Assets, Amortization Expense, Year Four	17,000			17,000
Finite-Lived Intangible Assets, Amortization Expense, Year Five	$ 17,000			$ 17,000